Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
Entity Central Index Key	0000924211
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000016319 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	Investor Class
Trading Symbol	TWSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 681,799,629
Holdings Count | holding	814
Advisory Fees Paid, Amount	$ 1,672,495
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.9%
Common Stocks	31.9%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Corporate Bonds	1.0%
Sovereign Governments and Agencies	0.8%
Collateralized Mortgage Obligations	0.4%
Collateralized Loan Obligations	0.3%
Commercial Mortgage-Backed Securities	0.3%
Preferred Stocks	0.1%
Asset-Backed Securities	0.1%
Exchange-Traded Funds	0.0%
Municipal Securities	0.0%
Short-Term Investments	2.9%
Other Assets and Liabilities	(2.3)%

C000016321 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	I Class
Trading Symbol	AAAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 681,799,629
Holdings Count | holding	814
Advisory Fees Paid, Amount	$ 1,672,495
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.9%
Common Stocks	31.9%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Corporate Bonds	1.0%
Sovereign Governments and Agencies	0.8%
Collateralized Mortgage Obligations	0.4%
Collateralized Loan Obligations	0.3%
Commercial Mortgage-Backed Securities	0.3%
Preferred Stocks	0.1%
Asset-Backed Securities	0.1%
Exchange-Traded Funds	0.0%
Municipal Securities	0.0%
Short-Term Investments	2.9%
Other Assets and Liabilities	(2.3)%

C000016320 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	A Class
Trading Symbol	ACVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Net Assets	$ 681,799,629
Holdings Count | holding	814
Advisory Fees Paid, Amount	$ 1,672,495
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.9%
Common Stocks	31.9%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Corporate Bonds	1.0%
Sovereign Governments and Agencies	0.8%
Collateralized Mortgage Obligations	0.4%
Collateralized Loan Obligations	0.3%
Commercial Mortgage-Backed Securities	0.3%
Preferred Stocks	0.1%
Asset-Backed Securities	0.1%
Exchange-Traded Funds	0.0%
Municipal Securities	0.0%
Short-Term Investments	2.9%
Other Assets and Liabilities	(2.3)%

C000016324 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	C Class
Trading Symbol	ASTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$84	1.62%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.62%
Net Assets	$ 681,799,629
Holdings Count | holding	814
Advisory Fees Paid, Amount	$ 1,672,495
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.9%
Common Stocks	31.9%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Corporate Bonds	1.0%
Sovereign Governments and Agencies	0.8%
Collateralized Mortgage Obligations	0.4%
Collateralized Loan Obligations	0.3%
Commercial Mortgage-Backed Securities	0.3%
Preferred Stocks	0.1%
Asset-Backed Securities	0.1%
Exchange-Traded Funds	0.0%
Municipal Securities	0.0%
Short-Term Investments	2.9%
Other Assets and Liabilities	(2.3)%

C000016318 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	R Class
Trading Symbol	AAARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$58	1.12%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%
Net Assets	$ 681,799,629
Holdings Count | holding	814
Advisory Fees Paid, Amount	$ 1,672,495
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.9%
Common Stocks	31.9%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Corporate Bonds	1.0%
Sovereign Governments and Agencies	0.8%
Collateralized Mortgage Obligations	0.4%
Collateralized Loan Obligations	0.3%
Commercial Mortgage-Backed Securities	0.3%
Preferred Stocks	0.1%
Asset-Backed Securities	0.1%
Exchange-Traded Funds	0.0%
Municipal Securities	0.0%
Short-Term Investments	2.9%
Other Assets and Liabilities	(2.3)%

C000189654 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	R5 Class
Trading Symbol	ASAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 681,799,629
Holdings Count | holding	814
Advisory Fees Paid, Amount	$ 1,672,495
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.9%
Common Stocks	31.9%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Corporate Bonds	1.0%
Sovereign Governments and Agencies	0.8%
Collateralized Mortgage Obligations	0.4%
Collateralized Loan Obligations	0.3%
Commercial Mortgage-Backed Securities	0.3%
Preferred Stocks	0.1%
Asset-Backed Securities	0.1%
Exchange-Traded Funds	0.0%
Municipal Securities	0.0%
Short-Term Investments	2.9%
Other Assets and Liabilities	(2.3)%

C000131619 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	R6 Class
Trading Symbol	AAAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 681,799,629
Holdings Count | holding	814
Advisory Fees Paid, Amount	$ 1,672,495
Investment Company, Portfolio Turnover	24.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.9%
Common Stocks	31.9%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	2.9%
Corporate Bonds	1.0%
Sovereign Governments and Agencies	0.8%
Collateralized Mortgage Obligations	0.4%
Collateralized Loan Obligations	0.3%
Commercial Mortgage-Backed Securities	0.3%
Preferred Stocks	0.1%
Asset-Backed Securities	0.1%
Exchange-Traded Funds	0.0%
Municipal Securities	0.0%
Short-Term Investments	2.9%
Other Assets and Liabilities	(2.3)%

C000016333 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	Investor Class
Trading Symbol	TWSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 284,612,386
Holdings Count | holding	821
Advisory Fees Paid, Amount	$ 898,944
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	36.8%
U.S. Treasury Securities	22.2%
Common Stocks	19.4%
U.S. Government Agency Mortgage-Backed Securities	7.4%
Corporate Bonds	2.9%
Sovereign Governments and Agencies	2.8%
Collateralized Loan Obligations	1.4%
Collateralized Mortgage Obligations	1.0%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Asset-Backed Securities	0.4%
Preferred Stocks	0.3%
Exchange-Traded Funds	0.1%
Short-Term Investments	8.1%
Other Assets and Liabilities	(3.9)%

C000016335 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	I Class
Trading Symbol	ACCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 284,612,386
Holdings Count | holding	821
Advisory Fees Paid, Amount	$ 898,944
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	36.8%
U.S. Treasury Securities	22.2%
Common Stocks	19.4%
U.S. Government Agency Mortgage-Backed Securities	7.4%
Corporate Bonds	2.9%
Sovereign Governments and Agencies	2.8%
Collateralized Loan Obligations	1.4%
Collateralized Mortgage Obligations	1.0%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Asset-Backed Securities	0.4%
Preferred Stocks	0.3%
Exchange-Traded Funds	0.1%
Short-Term Investments	8.1%
Other Assets and Liabilities	(3.9)%

C000016334 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	A Class
Trading Symbol	ACCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Net Assets	$ 284,612,386
Holdings Count | holding	821
Advisory Fees Paid, Amount	$ 898,944
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	36.8%
U.S. Treasury Securities	22.2%
Common Stocks	19.4%
U.S. Government Agency Mortgage-Backed Securities	7.4%
Corporate Bonds	2.9%
Sovereign Governments and Agencies	2.8%
Collateralized Loan Obligations	1.4%
Collateralized Mortgage Obligations	1.0%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Asset-Backed Securities	0.4%
Preferred Stocks	0.3%
Exchange-Traded Funds	0.1%
Short-Term Investments	8.1%
Other Assets and Liabilities	(3.9)%

C000016338 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	C Class
Trading Symbol	AACCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$88	1.72%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.72%
Net Assets	$ 284,612,386
Holdings Count | holding	821
Advisory Fees Paid, Amount	$ 898,944
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	36.8%
U.S. Treasury Securities	22.2%
Common Stocks	19.4%
U.S. Government Agency Mortgage-Backed Securities	7.4%
Corporate Bonds	2.9%
Sovereign Governments and Agencies	2.8%
Collateralized Loan Obligations	1.4%
Collateralized Mortgage Obligations	1.0%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Asset-Backed Securities	0.4%
Preferred Stocks	0.3%
Exchange-Traded Funds	0.1%
Short-Term Investments	8.1%
Other Assets and Liabilities	(3.9)%

C000016332 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	R Class
Trading Symbol	AACRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$63	1.22%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%
Net Assets	$ 284,612,386
Holdings Count | holding	821
Advisory Fees Paid, Amount	$ 898,944
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	36.8%
U.S. Treasury Securities	22.2%
Common Stocks	19.4%
U.S. Government Agency Mortgage-Backed Securities	7.4%
Corporate Bonds	2.9%
Sovereign Governments and Agencies	2.8%
Collateralized Loan Obligations	1.4%
Collateralized Mortgage Obligations	1.0%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Asset-Backed Securities	0.4%
Preferred Stocks	0.3%
Exchange-Traded Funds	0.1%
Short-Term Investments	8.1%
Other Assets and Liabilities	(3.9)%

C000189656 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	R5 Class
Trading Symbol	AACGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 284,612,386
Holdings Count | holding	821
Advisory Fees Paid, Amount	$ 898,944
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	36.8%
U.S. Treasury Securities	22.2%
Common Stocks	19.4%
U.S. Government Agency Mortgage-Backed Securities	7.4%
Corporate Bonds	2.9%
Sovereign Governments and Agencies	2.8%
Collateralized Loan Obligations	1.4%
Collateralized Mortgage Obligations	1.0%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Asset-Backed Securities	0.4%
Preferred Stocks	0.3%
Exchange-Traded Funds	0.1%
Short-Term Investments	8.1%
Other Assets and Liabilities	(3.9)%

C000131621 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	R6 Class
Trading Symbol	AACDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 284,612,386
Holdings Count | holding	821
Advisory Fees Paid, Amount	$ 898,944
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	36.8%
U.S. Treasury Securities	22.2%
Common Stocks	19.4%
U.S. Government Agency Mortgage-Backed Securities	7.4%
Corporate Bonds	2.9%
Sovereign Governments and Agencies	2.8%
Collateralized Loan Obligations	1.4%
Collateralized Mortgage Obligations	1.0%
Commercial Mortgage-Backed Securities	0.7%
Municipal Securities	0.4%
Asset-Backed Securities	0.4%
Preferred Stocks	0.3%
Exchange-Traded Funds	0.1%
Short-Term Investments	8.1%
Other Assets and Liabilities	(3.9)%

C000016325 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	Investor Class
Trading Symbol	TWSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 753,847,293
Holdings Count | holding	837
Advisory Fees Paid, Amount	$ 2,257,098
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.3%
Common Stocks	26.7%
U.S. Treasury Securities	13.3%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Corporate Bonds	1.9%
Sovereign Governments and Agencies	1.8%
Collateralized Loan Obligations	1.1%
Collateralized Mortgage Obligations	0.7%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.2%
Preferred Stocks	0.2%
Municipal Securities	0.1%
Exchange-Traded Funds	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(3.0)%

C000016327 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	I Class
Trading Symbol	ASAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 753,847,293
Holdings Count | holding	837
Advisory Fees Paid, Amount	$ 2,257,098
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.3%
Common Stocks	26.7%
U.S. Treasury Securities	13.3%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Corporate Bonds	1.9%
Sovereign Governments and Agencies	1.8%
Collateralized Loan Obligations	1.1%
Collateralized Mortgage Obligations	0.7%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.2%
Preferred Stocks	0.2%
Municipal Securities	0.1%
Exchange-Traded Funds	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(3.0)%

C000016326 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	A Class
Trading Symbol	ACOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$49	0.94%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
Net Assets	$ 753,847,293
Holdings Count | holding	837
Advisory Fees Paid, Amount	$ 2,257,098
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.3%
Common Stocks	26.7%
U.S. Treasury Securities	13.3%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Corporate Bonds	1.9%
Sovereign Governments and Agencies	1.8%
Collateralized Loan Obligations	1.1%
Collateralized Mortgage Obligations	0.7%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.2%
Preferred Stocks	0.2%
Municipal Securities	0.1%
Exchange-Traded Funds	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(3.0)%

C000016330 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	C Class
Trading Symbol	ASTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$87	1.69%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.69%
Net Assets	$ 753,847,293
Holdings Count | holding	837
Advisory Fees Paid, Amount	$ 2,257,098
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.3%
Common Stocks	26.7%
U.S. Treasury Securities	13.3%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Corporate Bonds	1.9%
Sovereign Governments and Agencies	1.8%
Collateralized Loan Obligations	1.1%
Collateralized Mortgage Obligations	0.7%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.2%
Preferred Stocks	0.2%
Municipal Securities	0.1%
Exchange-Traded Funds	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(3.0)%

C000016331 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	R Class
Trading Symbol	ASMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$62	1.19%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%
Net Assets	$ 753,847,293
Holdings Count | holding	837
Advisory Fees Paid, Amount	$ 2,257,098
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.3%
Common Stocks	26.7%
U.S. Treasury Securities	13.3%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Corporate Bonds	1.9%
Sovereign Governments and Agencies	1.8%
Collateralized Loan Obligations	1.1%
Collateralized Mortgage Obligations	0.7%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.2%
Preferred Stocks	0.2%
Municipal Securities	0.1%
Exchange-Traded Funds	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(3.0)%

C000189655 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	R5 Class
Trading Symbol	ASMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 753,847,293
Holdings Count | holding	837
Advisory Fees Paid, Amount	$ 2,257,098
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.3%
Common Stocks	26.7%
U.S. Treasury Securities	13.3%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Corporate Bonds	1.9%
Sovereign Governments and Agencies	1.8%
Collateralized Loan Obligations	1.1%
Collateralized Mortgage Obligations	0.7%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.2%
Preferred Stocks	0.2%
Municipal Securities	0.1%
Exchange-Traded Funds	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(3.0)%

C000131620 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	R6 Class
Trading Symbol	ASMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
Net Assets	$ 753,847,293
Holdings Count | holding	837
Advisory Fees Paid, Amount	$ 2,257,098
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.3%
Common Stocks	26.7%
U.S. Treasury Securities	13.3%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Corporate Bonds	1.9%
Sovereign Governments and Agencies	1.8%
Collateralized Loan Obligations	1.1%
Collateralized Mortgage Obligations	0.7%
Commercial Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.2%
Preferred Stocks	0.2%
Municipal Securities	0.1%
Exchange-Traded Funds	0.1%
Short-Term Investments	4.7%
Other Assets and Liabilities	(3.0)%